CONVERTIBLE DEBENTURES (Tables)	9 Months Ended
Sep. 30, 2013
Convertible Longterm Notes Payable Current And Noncurrent [Abstract]
Schedule of Fair Values on Issuance of Debt Warrant and Debt Conversion Feature
The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)